INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Advertising costs deductible in future years	$ 9,111	¥ 63,430	¥ 63,386	¥ 61,191
Deferred revenue	0	0	306	307
Deferred government grants	37	261	2,417	2,417
Loss from equity method investment	237	1,648	203	203
Bad debt provision	1,049	7,302	5,097	5,097
Accrued rental expense	2	15	817	817
Impairment of long-term investments	635	4,424	1,250	1,250
Net operating losses ("NOLs")	23,021	160,271	109,850	34,700
Less: valuation allowance	(34,092)	(237,351)	(183,326)	(105,982)
Total deferred tax assets, net	0	0	0	0
Deferred tax liabilities
Apps and other licenses arisen from business combination	(8)	(59)	(7,744)	(6,754)
Total deferred tax liabilities	$ (8)	¥ (59)	¥ (7,744)	¥ (6,754)